INCOME TAX (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Singapore [Member]
Applicable tax rate	17.00%	28.00%	28.00%
South africa [Member]
Applicable tax rate	17.00%	28.00%	28.00%